IMPAIRMENT REVERSALS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 900	$ (212)
Impairment (reversals) of long lived assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	722	(224)
Impairment of intangibles
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	24	12
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 154	$ 0